Investment Strategy	Oct. 19, 2026
Thrivent Large Cap Stock ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Strategies
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in equity securities of large-capitalization companies. Should Thrivent Asset Management, LLC (“Thrivent Asset Mgt.” or the “Adviser”) change the 80% investment policy, we will notify you at least 60 days prior to the change. The Adviser focuses mainly on the equity securities of domestic large-cap companies.The Fund defines large-cap companies as those with market capitalizations at or above the market capitalization of the smallest company represented in either the S&P 500 Index (approximately $7.0 billion as of July 31, 2026), the Russell 1000 Index (approximately $623 million as of July 31, 2026), or other widely-followed indices that represent all or a portion of the large-cap equity segment of the securities market.The Fund is an actively managed exchange traded fund (“ETF”) and does not seek to replicate the performance of a specified index. The Fund seeks to achieve its investment objective by investing primarily in common stocks. In seeking to achieve its investment objective, the Fund generally intends to allocate its investments among industries in a manner that is broadly similar to the allocations of its benchmark index, the S&P 500® Index. To the extent the benchmark index has significant exposure to a particular industry or group of industries, the Fund may also have significant exposure to such industry or group of industries, in accordance with the Fund’s fundamental investment policy on industry concentration. As of the date of this Prospectus, the benchmark index is concentrated in technology-oriented companies. The Fund is classified as a non-diversified fund under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest in a smaller number of issuers and have a greater percentage of its assets in those issuers than a diversified investment company. In buying and selling securities for the Fund, the Adviser uses an active strategy. This strategy consists of a disciplined approach that involves computer-aided, quantitative analysis of fundamental, technical and risk-related factors. The Adviser’s factor model (a method of analyzing and combining multiple data sources) systematically reviews thousands of stocks, using data such as historical earnings growth and expected future growth, valuation, price momentum, and other quantitative factors to forecast return potential. Then, risk characteristics of potential investments and covariation among securities are analyzed along with the return forecasts in determining the Fund’s holdings. The Fund may make use of the unique features of the ETF structure, such as in-kind transactions and custom baskets, to select securities or modify the Fund’s investment exposure.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund defines large-cap companies as those with market capitalizations at or above the market capitalization of the smallest company represented in either the S&P 500 Index (approximately $7.0 billion as of July 31, 2026), the Russell 1000 Index (approximately $623 million as of July 31, 2026), or other widely-followed indices that represent all or a portion of the large-cap equity segment of the securities market.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Adviser focuses mainly on the equity securities of domestic large-cap companies.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in equity securities of large-capitalization companies.
Thrivent Securitized Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Strategies
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securitized securities or investments that provide exposure to securitized securities. Should Thrivent Asset Management, LLC (“Thrivent Asset Mgt.” or the “Adviser”) change the 80% investment policy, we will notify you at least 60 days prior to the change. For purposes of this 80% policy, securitized securities are debt securities that entitle their holders to payments that depend primarily on the assets underlying the securities, and include, but are not limited to agency and non-agency mortgage-backed securities (“MBS”), collateralized loan obligations (“CLOs”), asset-backed securities (“ABS”), and other similar securities and related instruments. MBS are securities backed by pools of residential or commercial mortgage loans, the cash flows of which are passed through to investors. CLOs are securities backed by pools of corporate loans that are securitized and issued in tranches with differing risk and return characteristics. ABS are securities backed by notes or receivables originated by banks, credit card companies, or other providers of credit.The Fund is an actively managed exchange traded fund (“ETF”). It invests primarily in investment-grade debt securities. At the time of purchase, these investment-grade securities are rated at or above BBB- by S&P, or Baa3 by Moody’s, or unrated but considered to be of comparable quality by the Adviser. When the ratings from the two agencies are different, the lower is used. In cases where explicit bond level ratings may not be available, the Adviser may use other sources to classify securities by credit quality. The Adviser uses fundamental and other investment research techniques to determine which debt obligations to buy and sell. Fundamental techniques assess a security’s value based on factors such as the financial profile of the underlying collateral, structural features, servicer or manager characteristics, and expected cash flows, as applicable. While the Fund may use derivatives for any investment purpose, the Fund expects to utilize U.S. Treasury futures contracts in order to manage the Fund’s duration, or interest rate risk. The Fund may invest in other types of derivatives or to be announced (“TBA”) mortgage-backed securities and may enter into derivatives contracts traded on exchanges or in the over the counter market. Derivatives instruments that provide investment exposure to investments included in the Fund’s 80% policy and derivatives instruments that provide investment exposure to one or more of the market risk factors associated with such securities may be counted towards the Fund’s 80% investment policy.The Fund may invest in securities of any market sector and may hold a significant amount of securities of companies, from time to time, within a single sector such as financials. The Fund may make use of the unique features of the ETF structure, such as in-kind transactions and custom baskets, to select securities or modify the Fund’s investment exposure.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of this 80% policy, securitized securities are debt securities that entitle their holders to payments that depend primarily on the assets underlying the securities, and include, but are not limited to agency and non-agency mortgage-backed securities (“MBS”), collateralized loan obligations (“CLOs”), asset-backed securities (“ABS”), and other similar securities and related instruments. MBS are securities backed by pools of residential or commercial mortgage loans, the cash flows of which are passed through to investors. CLOs are securities backed by pools of corporate loans that are securitized and issued in tranches with differing risk and return characteristics. ABS are securities backed by notes or receivables originated by banks, credit card companies, or other providers of credit.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	For purposes of this 80% policy, securitized securities are debt securities that entitle their holders to payments that depend primarily on the assets underlying the securities, and include, but are not limited to agency and non-agency mortgage-backed securities (“MBS”), collateralized loan obligations (“CLOs”), asset-backed securities (“ABS”), and other similar securities and related instruments.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securitized securities or investments that provide exposure to securitized securities.